CHARTER FUNDS(SM) LARGE
COMPANY STOCK INDEX FUND


TIMESSQUARE CAPITAL MANAGEMENT

In January 2000, CIGNA Investments, Inc, the Fund's manager, changed its name to TimesSquare Capital Management, Inc. The new name underscores the critical importance of investment management as a core CIGNA strength.

The TimesSquare Capital Management brand, like its namesake, symbolizes energy and renaissance, and accurately reflects our intention to be at the center of world commerce. It is also an expression of our ability to recognize and take advantage of global economic and market themes that can be integrated across investment disciplines.


TRUSTEES

Hugh R. Beath
ADVISORY DIRECTOR, ADMEDIA CORPORATE ADVISORS, INC.

Richard H. Forde
SENIOR MANAGING DIRECTOR, TIMESSQUARE CAPITAL MANAGEMENT, INC.

Russell H. Jones
VICE PRESIDENT AND TREASURER, KAMAN CORPORATION

Thomas C. Jones
PRESIDENT, CIGNA INVESTMENT
MANAGEMENT AND CHAIRMAN OF THE BOARD,
TIMESSQUARE CAPITAL MANAGEMENT, INC.

Paul J. McDonald
SPECIAL ADVISOR TO THE BOARD OF DIRECTORS, FRIENDLY ICE CREAM CORPORATION

OFFICERS

Richard H. Forde
CHAIRMAN OF THE BOARD AND PRESIDENT

Alfred A. Bingham III
VICE PRESIDENT AND TREASURER

Jeffrey S. Winer
VICE PRESIDENT AND SECRETARY


                                                                               _
                                                                               1

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the Standard & Poor's Corporation (S&P) and have been licensed for use by Charter Funds(sm). The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund. The investment adviser is TimesSquare Capital Management, Inc., 900 Cottage Grove Road, Hartford, Connecticut 06152.


_
2

DEAR SHAREHOLDERS:

We are pleased to provide this report for Charter Funds(sm) Large Company Stock Index Fund (the "Fund") (formerly known as CIGNA S&P 500 Index Fund), covering the year ended December 31, 1999.

NEW NAME

Effective January 1, 2000, the Fund's new name is Large Company Stock Index Fund. The Fund is now a member of the Charter Funds(sm) series of CIGNA Funds Group, a flexible, disciplined, no-load mutual fund family for employee retirement and investment plans. Charter Funds offer nine investment styles and are available in three fund classes: institutional, premier and retail. The funds feature some of the industry's most respected institutional portfolio managers including Morgan Stanley Dean Witter Investment Management Inc., John
A. Levin & Co, Fiduciary International, Berger LLC, INVESCO, Bank of Ireland Asset Management (U.S.) Limited and TimesSquare Capital Management, Inc.

THE MARKET ENVIRONMENT

For the sixth consecutive year, equities outperformed bonds by a wide margin in U.S. financial markets. On a global basis, stocks also generally outperformed bonds, with foreign equity markets outperforming domestic stocks. Equity markets benefited from strong economic growth, rising corporate profits and favorable financial liquidity trends, as reflected in the rapid growth of money and credit. A gradual shift in global central bank monetary policies toward more restrictive credit during the year did little to deter the favorable psychology for common stock investing.

While 1999 appeared to be another excellent year for equity investors, there were extreme winners and losers. The total return on the S&P 500 Index (the "Index") was 21.04%, an unprecedented fifth consecutive year of 20+% returns. The median Emerging Market equity fund rose by 69% while Japan's Nikkei Index rose by 67% in dollars.

Within the U.S. market, growth managers continued to outperform value-style managers by a wide margin. The big story in the equity market during 1999 was the high


                                                                               _
technology sector, with the high tech-dominated NASDAQ Index registering its best year ever with a gain of 85%.

In reality, the spectacular headline gains in high tech stocks have effectively masked profound weakness in the broadly based domestic equity market. Measurements of market breadth, including advance/decline statistics and the number of new highs vs. new lows, were more symptomatic of a "bear market." The median stock within the S&P 500 Index was virtually unchanged in price for the year, while fully 60% of issues on the New York Stock Exchange suffered a decline for the same period. The technology sector, which accounts for 30% of the weighting in the S&P 500, rose by 75%, and was responsible for 90% of the full-year Index gain. Excluding the technology sector, the remaining 70% of the Index gained less than 8%.

The equity market of the past year has been one of the most highly concentrated and speculative markets in decades, analogous to energy sector dominance between 1979 and 1980, and the "nifty fifty" consumer growth stock era of 1972 and 1973.

An examination of Fund results versus the market may be found in Management's Discussion and Analysis (page 2).

OUTLOOK

We expect that domestic equities may underperform U.S. high-grade bonds for the first full calendar year since 1993. The high-flying technology sector also appears highly vulnerable to a reversal in investor psychology. On the plus side, we expect cyclical stocks and value-style managers to outperform growth managers, industrial cyclicals to outperform growth stocks, and small capitalization stocks to outperform the large capitalization sector.

Sincerely,


/s/ Richard H. Forde

Richard H. Forde,
CHAIRMAN OF THE BOARD AND PRESIDENT
CHARTER FUNDS(SM) LARGE COMPANY STOCK INDEX FUND


_
4

CHARTER FUNDS(SM) LARGE
COMPANY STOCK INDEX FUND

MANAGEMENT'S DISCUSSION AND ANALYSIS
(UNAUDITED)

As we entered 1999, expectations for progressive economic weakness and the potential for an accommodative response by the Federal Reserve confined U.S. equity markets to a narrow but volatile trading range over the first two months of the year. By the first week of March, however, it became clear that domestic economic growth continued to be much stronger than had been expected. Equity markets continued to exhibit a lack of breadth. Over half the names in the S&P 500 produced negative returns for the quarter. Just five stocks (Microsoft, America Online, Citigroup, MCI WorldCom and AIG) accounted for half of the total return for this benchmark. The continued performance dominance of a limited number of large capitalization companies again allowed the S&P 500 to outperform active managers.

Momentum in large technology and brokerage companies pushed growth stocks well ahead of their value counterparts. The S&P/BARRA Growth Index returned 6.88% through March while the S&P/BARRA Value Index returned only 2.85%. The recovery of small and midcap stocks in the fourth quarter of 1998 was reversed in the first quarter of 1999 and both the S&P MidCap Index (-6.38%) and S&P SmallCap Index (-9.00%) provided strongly negative returns.

The Fund returned 4.87% for the first quarter, compared with the 4.98% quarterly return for the S&P 500. (Index results do not reflect brokerage or other investment expenses.)

U.S. equity markets traded in a narrow range during April and May, achieving negligible gains over that period. Concerns about the rapid growth in both private sector debt and the money supply, as well as excess capacity, increased potential for wage inflation and a record current account deficit had all but made an interest rate increase during the June FOMC meeting a FAIT ACCOMPLI. By June, however, continuing evidence of a strong rebound in corporate profits generated by indefatigable consumer optimism,


                                                                               _
                                                                               5
consequent demand and unmatched productivity growth propelled the Fund to a 7.06% second quarter return, compared with the S&P 500's 7.05% return.

Second quarter results saw many small and mid-capitalization cyclical stocks increase in value, representing a significant shift on the part of market participants. Accordingly, industry reversals were also in evidence as Aluminum, Miscellaneous Metals, Chemicals, Diversified Manufacturing and Machinery all posted better than 25% returns for the quarter while Health Care, Savings & Loans and Drugs registered losses. As further evidence of expanding market breadth, the S&P MidCap Index (14.16%) and S&P SmallCap Index (15.42%) provided returns more than double those of the S&P 500 during the quarter.

In the third quarter, U.S. equity markets remained on a persistent "Fed watch", fearful that the final 25 basis points of the 75-point easing that had been granted last year to stem a global financial crisis would be reversed. Operating under this pall, the equity markets drifted ultimately lower over the quarter, giving back most of the second quarter gains. The Fund returned -6.28%, while the S&P 500 was down -6.24%.

Market breadth exhibited in the second quarter waned, as did the resurgence in value stocks. Large-capitalization technology names limited growth stocks losses for the quarter to 3.49% as measured by the S&P BARRA Growth Index while the S&P/BARRA Value Index fell 9.23% during the same period.

To be sure, the prospect of corrective measures to deal with unanticipated growth did much to temper returns over most of the year, with the S&P earning barely a quarter of it's yearly gains through September. However, as the country's Y2K concerns began to dissipate before year-end, investors anticipated renewed capital investing for enterprise technology. Tax avoidance strategies and the usual year end window dressing actions on the part of fund managers further supported prices of these select issues through December. As a result the Fund returned 14.79% for the fourth quarter and 20.66% for the year. The S&P 500 provided a 14.88% return for the final quarter of 1999 and 21.04% for the year.

At the end of 1999, we now find ourselves in the midst of the longest running expansion in U.S. history. The economy maintained the combination of strong real economic growth, earnings that continued to surprise on the upside, and the lack of significant wage inflation in the tightest job market in memory. In a year when optimistic market prognosticators were hoping for a mere reversion to the mean for equity returns, the S&P 500 produced a fifth consecutive year of 20+% returns. More remarkably, this was accomplished in an environment when the Federal Reserve was reclaiming all the interest rate cuts that had largely supported last year's equity markets.

But the seemingly strong total return for this benchmark masked the underlying weakness of the market as a whole during the year, and in fact continues a pattern of lack of breadth that has persisted over several years. With the exception of a brief period in the second quarter where we witnessed some rotation into value and lower capitalization stocks, this has been a market dominated by the performance of large capitalization high growth issues, particularly concentrated in communication, media and technology.

Nearly half (49.5%) of the constituents of the S&P 500 actually produced negative returns for the year. While the average stock in this benchmark was up 13.9%, the median stock only returned 0.4%. Clearly this was a stock picker's year. As a result the average U.S. equity mutual fund manager outperformed the S&P 500 in 1999 with a return of 26%, according to Lipper, Inc.

Many of the concerns that existed in the markets at the end of 1999 are still outstanding; tight labor markets, stocks that remain fundamentally overvalued, a large current account deficit. The fact that the market was able to advance in the face of these impediments is testimony to the impact of productivity improvements, resulting from corporate restructurings and technological investments over a number of years. However, the market has become increasingly dependent on further advances in this area. Investors have forecast continuing increases in business efficiencies through adaptation of the Internet, business-to-business and broadband technologies. The quest for efficiencies will likely maintain


                                                                               _
                                                                               7
the frenzied pace of mergers and acquisition activity witnessed in 1999. Stock investors will continue to price issues as if efficiencies will be fully realized until provided evidence to the contrary.

While it is possible that the Fed will follow with further "pre-emptive strikes" the markets seem convinced that the current administration or any new administration will be committed to maintaining a program of sustainable growth and take these moves in stride. Many fear that a correction in overpriced technology names may cause a correction in the broad market. However, given the current market narrowness, a redeployment of assets into undervalued and ignored components would appear more likely. On balance, we would project a continued pattern of exceptional returns in specific names and somewhat more subdued returns to the broad market in equities over the next year.


--------------------------------------------------------------------------------
                 [THE FOLLOWING APPEARS AS A BAR CHART GRAPHIC]


            GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (UNAUDITED)
                               7/1/97 - 12/31/99


|------------------------------------------------------|
|              AVERAGE ANNUAL TOTAL RETURN             |
|                                                      |
|               1-Year        Life of Fund             |
|12/31/99       20.66%           23.83%                |
|------------------------------------------------------|


              CIGNA S&P 500  S&P 500
              INVESTMENT     INVESTMENT

  7/1/97      $10,000        $10,000
12/31/97      $11,023        $11,033
12/31/98      $14,140        $14,185
12/31/99      $17,067        $17,170



Large Company Stock Index Fund

S&P 500 Index - Total Return


Large Company Stock Index Fund's performance figures are historical and reflect reinvestment of all dividends and capital gains distributions and changes in the net asset value. The Fund does not charge a sales load. The Fund's investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance cannot guarantee comparable future results. The Fund's performance has been compared with the total return performance for the Standard & Poor's Composite Index of 500 Stocks (S&P 500). This index is a group of unmanaged securities widely regarded by investors to be representative of the stock market in general. An investment cannot be made in the index. Index results do not reflect brokerage charges or other investment expenses.


_
8

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES
December 31, 1999

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

COMMON STOCKS - 97.0%

Microsoft Corp.*                              142,500   $ 16,637

General Electric Co.                           90,600     14,020

Cisco Systems, Inc.*                           90,400      9,684

Wal-Mart Stores, Inc.                         122,900      8,495

Exxon Corp.                                    95,447      7,689

Intel Corp.                                    92,300      7,597

Lucent Technologies, Inc.                      86,530      6,474

International Business Machines Corp.          49,800      5,378

Citigroup, Inc.                                93,546      5,198

America Online, Inc.*                          61,800      4,662

American International Group, Inc.             42,812      4,629

SBC Communications, Inc.                       94,306      4,597

AT&T Corp.                                     88,335      4,483

Oracle Systems Corp.*                          39,325      4,407

Home Depot, Inc.                               63,600      4,361

Merck & Co., Inc.                              64,900      4,352

MCI WorldCom Inc.*                             78,420      4,161

Coca-Cola Co.                                  68,500      3,990

Procter & Gamble Co.                           36,300      3,977

Nortel Networks Corp.                          36,860      3,723

Royal Dutch Petroleum Co.                      59,500      3,596

Dell Computer Corp.*                           70,300      3,585

Johnson & Johnson                              38,400      3,576

Bristol-Myers Squibb Co.                       54,900      3,524

Pfizer Inc.                                   107,400      3,484

Sun Microsystems, Inc.*                        43,000      3,330

Qualcomm, Inc.*                                18,400      3,241


The Notes to Financial Statements are an integral part of these statements.


                                                                               _
                                                                               9

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
DECEMBER 31, 1999


                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Hewlett-Packard Co.                            28,000   $  3,190

Yahoo Inc.*                                     7,300      3,159

EMC  Corp.*                                    28,137      3,074

Bell Atlantic Corp.                            43,114      2,654

Time Warner, Inc.                              35,800      2,593

Motorola, Inc.                                 16,700      2,459

BellSouth Corp.                                52,000      2,434

BancAmerica Corp.                              47,116      2,365

Morgan Stanley, Dean Witter, Discover & Co.    15,400      2,198

Texas Instruments, Inc.                        22,200      2,151

American Express Company                       12,400      2,061

Lilly (Eli) & Co.                              30,100      2,002

Warner-Lambert Co.                             23,600      1,934

du Pont (E.I.) de Nemours & Co.                28,829      1,899

GTE Corp.                                      26,800      1,891

Wells Fargo & Co.                              45,900      1,856

Tyco International Ltd.                        46,366      1,802

Ford Motor Co.                                 33,600      1,795

Chase Manhattan Corp.                          23,000      1,787

Federal National Mortgage Association          28,400      1,773

Schering-Plough Corp.                          40,800      1,721

Amgen, Inc.                                    28,400      1,706

Disney ( Walt) Co.                             56,900      1,664

Sprint Corp.                                   24,000      1,616

Chevron Corp.                                  18,100      1,568

Philip Morris Companies, Inc.                  66,200      1,535

Abbott Laboratories                            42,100      1,529

McDonald's Corp.                               37,600      1,516

The Notes to Financial Statements are an integral part of these statements.


__
10

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

American Home Products Corp.                   36,600   $  1,443

PepsiCo, Inc.                                  40,700      1,435

CBS Corp.                                      21,220      1,357

Applied Materials, Inc.*                       10,300      1,305

MediaOne Group, Inc.*                          16,900      1,298

General Motors Corp.                           17,700      1,287

Honeywell, Inc.                                21,862      1,262

Compaq Computer Corp.                          46,597      1,261

Gillette Co.                                   30,000      1,236

Sprint Corp. (PCS Group)*                      11,950      1,225

Medtronic, Inc.                                32,400      1,181

Viacom, Inc., Class B*                         19,400      1,172

Minnesota Mining and Manufacturing Co.         11,100      1,086

GAP, Inc.                                      23,550      1,083

Boeing Company                                 25,850      1,074

Colgate-Palmolive Co.                          16,200      1,053

Comcast Corp., Class A (Special)               20,600      1,042

Computer Associates International, Inc.        14,900      1,042

NEXTEL Communications, Inc.*                   10,000      1,031

Global Crossing Ltd.*                          20,540      1,027

BancOne Corp.                                  31,702      1,016

U.S. WEST Inc.                                 13,994      1,008

Kimberly-Clark Corp.                           15,000        979

Automatic Data Processing, Inc.                17,200        927

Anheuser-Busch Companies, Inc.                 12,900        914

Federal Home Loan Mortgage Corp.               19,300        908

Dayton Hudson Corp.                            12,200        896

FleetBoston Financial Corp.                    25,512        888


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              11

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

First Union Corp.                              26,870     $  882

Corning, Inc.                                   6,800        877

United Technologies Corp.                      13,400        871

Electronics Data Systems Corp.                 13,000        870

Enron Corp.                                    19,600        870

Schwab (Charles) Corp.                         22,650        869

Unilever NV                                    15,892        865

Schlumberger Ltd.                              15,200        855

Merrill Lynch & Co., Inc.                      10,200        852

Alcoa, Inc.                                    10,200        847

Texaco, Inc.                                   15,300        831

Clear Channel Communications, Inc.*             9,300        830

Dow Chemical Co.                                6,100        815

Walgreen Co.                                   27,800        813

Bank of New York, Inc.                         20,300        812

Carnival Corp.                                 16,900        808

Solectron Corp*                                 8,100        771

Atlantic Richfield Co.                          8,900        770

Alltel Corp.                                    8,500        703

Emerson Electric Co.                           12,200        700

Marsh & McLennan Companies, Inc.                7,300        699

Tellabs, Inc.*                                 10,800        693

International Paper Co.                        11,321        639

Gannett Co., Inc.                               7,800        636

Pharmacia & Upjohn, Inc.                       14,100        635

Fifth Third Bancorp                             8,500        624

Gateway, Inc.*                                  8,600        620

Monsanto Company                               17,400        620

The Notes to Financial Statements are an integral part of these statements.

__
12

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Morgan (J.P.) & Co.                             4,900     $  620

Lowes Companies, Inc.                          10,300        615

SunTrust Banks, Inc.                            8,900        612

MBNA Corp.                                     22,175        604

Eastman Kodak Co.                               9,000        596

Firstar Corp.                                  27,600        583

Micron Technology, Inc.                         7,500        583

First Data Corp.                               11,600        572

Illinois Tool Works, Inc.                       8,300        561

Sara Lee Corp.                                 25,400        560

Associates First Capital Corp., Class A        20,064        551

Costco Companies, Inc.*                         6,000        548

Allstate Corp.                                 22,400        538

BMC Software, Inc.*                             6,700        536

Seagram Company Ltd.                           11,900        535

American General Corp.                          7,000        531

Cendant Corp.                                  19,985        531

Network Appliance, Inc.*                        6,100        507

Duke Energy Co.                                10,100        506

Safeway, Inc.*                                 14,100        501

Omnicom Group, Inc.                             5,000        500

Household International, Inc.                  13,378        498

Mellon Bank Corp.                              14,600        497

Baxter International, Inc.                      7,900        496

Halliburton Co.                                12,200        491

U. S. Bancorp, Inc.                            20,190        481

Campbell Soup Company                          12,400        480

Caterpillar, Inc.                              10,000        471

The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              13

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
DECEMBER 31, 1999




                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Weyerhaeuser Co.                                6,500     $  467

Columbia/HCA Healthcare Corp.                  15,800        463

Conoco, Inc.                                   18,319        456

Southern Company                               19,400        456

Apple Computer, Inc.                            4,400        452

Interpublic Group of Companies, Inc.            7,800        450

3Com Corp.*                                     9,500        447

Analog Devices Inc.                             4,800        446

CVS Corp.                                      10,800        431

Kroger Co.                                     22,800        430

Washington Mutual, Inc.                        16,440        427

AES Corp.                                       5,700        426

Xilinx Inc.*                                    9,200        418

Computer Sciences Corp.                         4,400        416

Bestfoods, Inc.                                 7,900        415

Xerox Corp.                                    18,200        413

National City Corp.                            17,400        412

CIGNA Corp.                                     5,100        411

Heinz (H.J.) Co.                               10,100        402

NIKE, Inc., Class B                             8,000        397

Guidant Corp.                                   8,400        395

General Instrument Corp.*                       4,600        391

Novell, Inc.*                                   9,800        391

Wachovia Corp.                                  5,600        381

Compuware Corp.*                               10,100        376

Albertson's, Inc.                              11,588        374

PNC Bank Corp.                                  8,400        374

Sysco Corp.                                     9,300        368

The Notes to Financial Statements are an integral part of these statements.

__
14

                                                           ARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Pitney-Bowes, Inc.                              7,600     $  367

Williams Companies, Inc.                       11,900        364

Tribune Co.                                     6,600        363

Cardinal Health, Inc.                           7,550        361

Providian Corp.                                 3,950        360

Aflac, Inc.                                     7,400        349

Kellogg Co.                                    11,300        348

PE-Corp., Biosystems Group                      2,800        337

FDX Corp.*                                      8,200        336

Phillips Petroleum Co.                          7,100        334

McGraw-Hill, Inc.                               5,400        333

Teradyne, Inc.*                                 5,000        330

Northern Trust Corp.                            6,200        329

State Street Corp.                              4,500        329

Sears, Roebuck & Company                       10,600        323

Clorox Co.                                      6,400        322

Textron, Inc.                                   4,200        322

Citrix Systems, Inc.                            2,600        320

Kohls Corp.*                                    4,400        318

Lexmark International Group, Inc.*              3,500        317

Burlington Northern Santa Fe Corp.             13,000        315

Masco Corp.                                    12,400        315

Hartford Financial Services Group               6,500        308

ConAgra, Inc.                                  13,600        307

PPG Industries, Inc.                            4,900        307

Union Pacific Corp.                             6,900        301

General Mills, Inc.                             8,400        300

ADC Telecommunications, Inc.*                   4,100        298


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              15

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

May Department Stores Co.                       9,250     $  298

General Dynamics Corp.                          5,500        290

Waste Management, Inc.                         16,895        290

Converse Technology, Inc.*                      2,000        289

Seagate Technology, Inc.*                       6,200        289

AMR Corp.                                       4,300        288

Federated Department Stores, Inc.*              5,700        288

Best Buy Co., Inc.*                             5,700        286

Deere & Co.                                     6,600        286

Aon Corp.                                       7,050        282

KeyCorp                                        12,600        279

Texas Utilities Co.                             7,800        277

Lehman Brothers Holdings, Inc.                  3,200        271

Staples, Inc.*                                 13,050        271

Unisys Corp.                                    8,500        271

Paychex, Inc.                                   6,750        270

KLA Tencor Corp.*                               2,400        267

Tandy Corp.                                     5,400        266

Wrigley (Wm.) Jr. Company                       3,200        265

LSI Logic Corp.*                                3,900        263

Capital One Financial Corp.                     5,400        260

Alcan Aluminum Ltd.                             6,300        259

Edison International                            9,800        257

Limited, Inc.                                   5,900        256

Molex, Inc.                                     4,500        255

United Healthcare Corp.                         4,800        255

Dover Corp.                                     5,600        254

Rockwell International Corp.                    5,300        254

The Notes to Financial Statements are an integral part of these statements.


__
16

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Chubb Corp.                                     4,500      $ 253

Ingersol-Rand Co.                               4,600        253

Circuit City Stores, Inc.                       5,600        252

El Paso Enetrgy Corp.                           6,500        252

Raytheon Co.                                    9,400        250

Quaker Oats Co.                                 3,800        249

Union Carbide Corp.                             3,700        247

Georgia-Pacific Corp.                           4,800        244

Delphi Automotive Systems Corp.                15,420        243

Ralston Purina Co.                              8,700        243

Adobe Systems, Inc.                             3,600        242

Avon Products, Inc.                             7,300        241

Lockheed Martin Corp.                          11,000        241

New York Times Co., Class A                     4,900        241

IMS Health Inc.                                 8,800        239

BB and T Corp.                                  8,700        238

Boston Scientific Corp.*                       10,900        238

Rohm & Haas Co.                                 5,853        238

Coca-Cola  Enterprises, Inc.                   11,800        237

Aegon                                           2,441        233

Avery Dennison Corp.                            3,200        233

Kansas City Southern Industries, Inc.           3,100        231

Newell Rubbermaid, Inc.                         7,810        226

Southwest Airlines Co.                         13,987        226

Unocal Corp.                                    6,700        225

Consolidated Edison Co. of N.Y., Inc.           6,500        224

Franklin Resource, Inc.                         7,000        224

Lincoln National Corp.                          5,600        224


The Notes to Financial Statements are an integral part of these statements.


                                                                              __
                                                                              17

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999

                                                           MARKET
                                               NUMBER       VALUE
                                              OF SHARES      (000)
-----------------------------------------------------------------

Aetna, Inc.                                     4,000     $  223

Praxair, Inc.                                   4,400        221

St. Paul Companies, Inc.                        6,528        220

Public Service Enterprises Group, Inc.          6,300        219

Marriott International, Inc.                    6,900        218

PG & E Corp.                                   10,600        217

Republic New York Corp.                         3,000        216

Air Products & Chemicals, Inc.                  6,400        215

Norfolk Southern Corp.                         10,500        215

FPL Group, Inc.                                 5,000        214

Dominion Resources, Inc.                        5,400        212

Archer-Daniels-Midland Co.                     17,323        211

UNUM Provident Corp.                            6,574        211

AmSouth Bancorp.                               10,850        210

USX-Marathon Group                              8,500        210

Coastal Corp.                                   5,900        209

Occidental Petroleum Corp.                      9,600        208

Parametric Technology Corp.*                    7,600        206

Comerica, Inc.                                  4,350        203

Tenet Healthcare Corp.                          8,600        202

Jefferson-Pilot Corp.                           2,950        201

Unicom Corp.                                    6,000        201

Burlington Resources, Inc.                      6,010        199

Delta Air Lines, Inc.                           4,000        199

National Semiconductor Corp.*                   4,600        197

Loews Corp.                                     3,200        194

SLM Holding Corp.                               4,600        194

Transocean Sedco Forex, Inc.                    5,743        193

The Notes to Financial Statements are an integral part of these statements.


__
18

                                                           MARKET
                                               NUMBER       VALUE
                                              OF SHARES      (000)
-----------------------------------------------------------------

CSX Corp.                                       6,100     $  191

Baker Hughes, Inc.                              9,040        190

Hershey Foods Corp.                             4,000        190

Becton, Dickinson and Co.                       6,900        185

Barrick Gold Corp.                             10,400        184

PECO Energy Co.                                 5,300        184

TJX Companies, Inc.                             8,900        182

MGIC Investment Corp.                           3,000        181

Reliant Energy, Inc.                            7,922        181

Allergan, Inc.                                  3,600        179

Danaher Corp.                                   3,700        179

Century Tel Enterprises, Inc.                   3,750        178

Dow Jones & Co., Inc.                           2,600        177

Consolidated Natural Gas Co.                    2,700        175

Entergy Corp.                                   6,800        175

Southtrust Corp.                                4,600        174

McKesson HBOC, Inc.                             7,673        173

TRW, Inc.                                       3,300        171

American Electric Power Co., Inc.               5,300        170

Champion International Corp.                    2,700        167

Fort James Corp.                                6,100        167

Tricon Global Restaurants*                      4,190        162

Golden West Financial Corp.                     4,800        161

Conseco, Inc.                                   8,757        157

Parker-Hannifin Corp.                           3,050        157

Fortune Brands, Inc.                            4,700        155

Huntington Bancshares, Inc.                     6,501        155

Paine Webber Group, Inc.                        4,000        155

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              19

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Regions Financial Corp.                         6,100     $  153

Mattel, Inc.                                   11,600        152

First Energy Corp.                              6,600        150

Union Planters Corp.                            3,800        150

Kerr-McGee Corp.                                2,407        149

MBIA, Inc.                                      2,800        148

Synovus Corp.                                   7,450        148

Dollar General Corp.                            6,468        147

Peoplesoft, Inc.                                6,912        147

Summit Bancorp.                                 4,800        147

Bear Stearns & Companies, Inc.                  3,417        146

Progressive Corp. Ohio                          2,000        146

Adaptec Inc.*                                   2,900        145

Columbia Energy Group.                          2,300        145

Eaton Corp.                                     2,000        145

Willamette Industries, Inc.                     3,100        144

Cincinnati Financial Corp.                      4,600        143

Amerada Hess Corp.                              2,500        142

Penney (J.C.) Co., Inc.                         7,100        142

Ecolab, Inc.                                    3,600        141

Dana Corp.                                      4,601        138

Kmart Corp.                                    13,700        138

Reynolds Metals Co.                             1,800        138

Johnson Controls, Inc.                          2,400        137

Whirlpool Corp.                                 2,100        137

Autozone, Inc.*                                 4,200        136

Bed Bath & Beyond Inc.*                         3,900        136

Dun & Bradstreet Corp.                          4,600        136


The Notes to Financial Statements are an integral part of these statements.


__
20

                                                          MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Nucor Corp.                                     2,400      $ 132

Knight-Ridder, Inc.                             2,200        131

UST, Inc.                                       5,200        131

Carolina Power & Light Co.                      4,200        128

Phelps Dodge Corp.                              1,900        128

DTE Energy Co.                                  4,000        126

Mead Corp.                                      2,900        126

Black & Decker Corp.                            2,400        125

Wellpoint Health Networks                       1,900        125

Ameren Corp.                                    3,800        124

Biomet, Inc.                                    3,100        124

Genuine Parts Co.                               5,000        124

Grainger (W.W.), Inc.                           2,600        124

Block (H & R), Inc.                             2,800        122

Leggett & Platt, Inc.                           5,700        122

T. Rowe Price & Associates Inc.                 3,300        122

Goodyear Tire & Rubber Co.                      4,300        121

Cabletron Systems, Inc.*                        4,600        120

Maytag Corp.                                    2,500        120

Old Kent Financial Corp.                        3,400        120

Constellation Energy Group                      4,100        119

Sealed Air Corp.*                               2,296        119

Central & Southwest Corp.                       5,900        118

Cooper Industries, Inc.                         2,900        117

Scientific Atlanta, Inc.                        2,100        117

Advanced Micro Devices, Inc.                    4,000        116

Sempra Energy Corp.                             6,655        116

Vulcan Materials Co.                            2,900        116


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              21

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999


                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Apache Corp.                                    3,100     $  115

Office Depot, Inc.*                            10,500        115

Times Mirror Co., Class A                       1,700        114

Anadarko Petroleum  Corp.                       3,300        113

Newmont Mining Corp.                            4,600        113

Torchmark Corp.                                 3,900        113

Tosco, Inc.                                     4,100        111

Florida Progress Corp.                          2,600        110

Bausch & Lomb, Inc.                             1,600        109

Brown-Forman Corporation, Class B               1,900        109

International Flavors & Fragrances, Inc.        2,900        109

GPU, Inc.                                       3,600        108

Inco Ltd.                                       4,600        108

Owens-Illinois, Inc.*                           4,300        108

Nordstrom, Inc.                                 4,100        107

Cinergy Corp.                                   4,400        106

Eastman Chemical Co.                            2,200        105

PE-Corp., Celera Genomics Group*                  700        104

Toys 'R' Us, Inc.*                              7,300        104

CMS Energy Corp.                                3,300        103

Hasbro, Inc.                                    5,400        103

Northrop Grumman Corp.                          1,900        103

Hilton Hotels Corp.                            10,500        101

Sherwin-Williams Co.                            4,800        101

Temple-Inland, Inc.                             1,500         99

VF Corp.                                        3,300         99

Winn-Dixie Stores, Inc.                         4,100         98

ALZA Corp.                                      2,800         97


The Notes to Financial Statements are an integral part of these statements.

__
22

                                                          MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Equifax, Inc.                                   4,100       $ 97

Freeport McMoRan Copper & Gold, Inc., Class B   4,600         97

New Century Energies, Inc.                      3,200         97

PACCAR, Inc.                                    2,200         97

Placer Dome, Inc.                               9,000         97

Fluor Corp.                                     2,100         96

Nabisco Group Holding Corp.                     9,000         96

PP & L Resources, Inc.                          4,200         96

SAFECO Corp.                                    3,800         95

Donnelley (R.R.) & Sons Co.                     3,800         94

Harrah's Entertainment, Inc.                    3,500         93

Watson Pharmaceuticals, Inc.*                   2,600         93

Westvaco Corp.                                  2,800         91

Navistar International Corp.                    1,900         90

Union Pacific Resources Group, Inc.             7,000         89

Ceridian Corp.                                  4,000         86

Sigma-Aldrich Corp.                             2,800         84

USX-U.S. Steel Group                            2,500         83

Goodrich (B.F.) Co.                             3,000         82

Northern States Power Co.                       4,200         82

Rite Aid Corp.                                  7,200         81

Harcourt General, Inc.                          2,000         80

ITT Industries, Inc.                            2,400         80

Bard (C. R.), Inc.                              1,500         79

Countrywide Credit Industries, Inc.             3,100         78

Hercules, Inc.                                  2,800         78

Mirage Resorts, Inc.                            5,000         77

Crown Cork & Seal Co., Inc.                     3,400         76

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              23

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999


                                                           MARKET
                                             NUMBER OF     VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

Engelhard Corp.                                 4,000       $ 76

Stanley Works (The)                             2,500         75

Pall Corp.                                      3,400         73

Pinnacle West Capital Corp.                     2,400         73

Niagara Mohawk Power Co.                        5,200         72

Wendy's International, Inc.                     3,500         72

Darden Restaurants, Inc.                        3,900         71

St. Jude Medical, Inc.                          2,300         71

Ashland, Inc.                                   2,100         69

Liz Claiborne, Inc.                             1,800         68

SuperValu, Inc.                                 3,300         66

Thermo Electron Corp.                           4,400         66

Boise Cascade Corp.                             1,600         65

Mallinckrodt Group, Inc.                        2,000         64

US Airways Group, Inc.                          2,000         64

HealthSouth Corp.*                             11,700         63

Meredith Corp.                                  1,500         63

Quintiles Transnational Co.*                    3,300         62

Allegheny Technologies, Inc.                    2,700         61

Dillard, Inc., Class A                          3,000         61

Great Lakes Chemical Corp.                      1,600         61

Sunoco, Inc.                                    2,600         61

Brunswick Corp.                                 2,700         60

Deluxe Corp.                                    2,200         60

Cummins Engine Co., Inc.                        1,200         58

Service Corporation International               7,600         53

Bemis Company, Inc.                             1,500         52

Coors (Adolph) Co., Class B                     1,000         52


The Notes to Financial Statements are an integral part of these statements.


__
24

                                                           MARKET
                                            NUMBER OF      VALUE
                                               SHARES      (000)
-----------------------------------------------------------------

FMC Corp.                                         900       $ 52

Homestake Mining Co.                            6,600         52

Tektronix, Inc.                                 1,350         52

Silicon Graphics, Inc.*                         5,200         51

Thomas & Betts Corp.                            1,600         51

Manor Care, Inc.*                               3,100         50

PacifiCorp                                      4,700         50

Perkinelmer Inc.                                1,200         50

Rowan Companies, Inc.                           2,300         50

Consolidated Stores Corp.*                      3,000         49

Ryder System, Inc.                              2,000         49

Allied Waste Industries, Inc.*                  5,300         47

American Greetings Corp., Class A               2,000         47

Millipore Corp.                                 1,200         46

Andrew Corp.*                                   2,400         45

Autodesk, Inc.                                  1,300         44

Louisiana-Pacific Corp.                         3,000         43

Snap-On, Inc.                                   1,600         43

Worthington Industries, Inc.                    2,600         43

NICOR, Inc.                                     1,300         42

Alberto-Culver Co., Class B                     1,500         39

Centex Corp.                                    1,600         39

Crane Co.                                       1,900         38

Humana, Inc.                                    4,600         38

Armstrong World Industries, Inc.                1,100         37

Potlatch  Corp.                                   800         36

Shared Medical Systems Corp.                      700         36

Ball Corp.                                        900         35


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              25

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
December 31, 1999

                                                          MARKET
                                                NUMBER     VALUE
                                              OF SHARES   (000)
-----------------------------------------------------------------

National Service Industries, Inc.               1,200      $  35

Timken Co.                                      1,700         35

Eastern Enterprises                               600         34

Peoples Energy Corp.                            1,000         34

Cooper Tire & Rubber Co.                        2,100         33

Briggs & Stratton Corp.                           600         32

Great Atlantic & Pacific Tea Co., Inc.          1,100         31

Sealed Air Corp. New                              617         31

Bethlehem Steel Corp.                           3,600         30

Owens-Corning Fiberglas Corp.                   1,500         29

Grace (W.R.) & Co.                              2,000         28

Longs Drug Stores Corp.                         1,100         28

Kaufman & Broad Home Corp.                      1,100         27

Pulte Corp.                                     1,200         27

Tupperware Corp.                                1,600         27

Ikon Office Solutions, Inc.                     3,800         26

Jostens, Inc.                                   1,000         24

Oneok, Inc.                                       900         23

Polaroid Corp.                                  1,200         23

Fleetwood Enterprises, Inc.                     1,000         21

Waddell & Reed Financial, Inc. Class B            832         21

Springs Industries, Inc., Class A                 500         20

Ryerson Tull, Inc.                              1,000         19

Milacron, Inc.                                  1,100         17

Russell Corp.                                   1,000         17

Corn Products International, Inc.                 500         16

Neiman Marcus Group, Inc.                         602         16

Pep Boys-Manny, Moe & Jack                      1,800         16


The Notes to Financial Statements are an integral part of these statements.


__
27

                                                          MARKET
                                              NUMBER       VALUE
                                            OF SHARES       (000)
-----------------------------------------------------------------

McDermott International, Inc.                   1,600      $  15

R.H. Donnelley Corp.                              740         14

Battle Mountain Gold Co.                        6,400         13

CommScope, Inc.*                                  333         13

Reebok International Ltd.                       1,600         13

NACCO Industries, Inc., Class A                   200         11

Foster Wheeler Corp.                            1,100         10

Agribands International, Inc.*                    190          9

ChoicePoint, Inc.*                                220          9

Tenneco, Inc.                                     940          9

Harland (J.H.) Co.                                400          7

Teledyne Technologies, Inc.*                      771          7

Safety Kleen Corp.                                560          6

Waddell & Reed Financial, Inc. Class A            193          5

General Semiconductor, Inc.*                      250          4

Abercombie & Fitch Co.*                           130          3

Octel Corp.*                                      275          3

Water Pik Technologies, Inc.*                     270          3

Huttig Building Products, Inc.                    422          2

Allergan Specialty, Inc., Class A                  45          1

Crescendo Pharmaceuticals, Inc.                    45          1

Momentum Business Application Class A             130          1
                                                       ----------
TOTAL COMMON STOCKS - 97.0%

    (Cost $243,577,924)                                $ 341,767
                                                       ----------


                                                                              __
                                                                              27

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

INVESTMENTS IN SECURITIES CONTINUED
DECEMBER 31, 1999


                                                          MARKET
                                            PRINCIPAL      VALUE
                                              (000)        (000)
-----------------------------------------------------------------

SHORT-TERM OBLIGATIONS - 3.0%

COMMERCIAL PAPER - 0.3%

American Express Credit Corp.
     2.50%, 01/03/00                          $ 1,033    $ 1,033
                                                       ----------
                                                         $ 1,033
                                                       ----------

U.S. GOVERNMENT AND AGENCIES - 2.7%
U. S. Treasury Bills,
     4.00%, 01/04/00                            8,660      8,657
     4.95%, 01/20/00**                            107        107
     4.60%, 01/2700**                              76         75
     5.02%, 1/27/00**                             619        617
     5.085%, 03/02/00**                           102        101
                                                       ----------
                                                           9,557
                                                       ----------
TOTAL SHORT-TERM OBLIGATIONS
(Cost $10,590,458)                                        10,590
                                                       ----------

TOTAL INVESTMENT IN SECURITIES - 100.0%
(Total Cost $254,168,382)                                352,357

Cash and Other Assets Less Liabilities -0.0%                  60
                                                       ----------

NET ASSETS - 100.0%                                    $ 352,417
                                                       ==========


*   Non-income producing securities.
** This security or a portion thereof is pledged as collateral for Stock Index Futures Contracts. At December 31, 1999, the Fund was long 31 S&P 500 Futures Contracts expiring in March 2000. Unrealized gain amounted to $343,938. Underlying face value was $11,159,612, and underlying market value was $11,503,550.




The Notes to Financial Statements are an integral part of these statements.


__
28

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999



                                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------
ASSETS:
Investments in securities at value
  (Cost - $254,168,382)                                              $ 352,357

Cash                                                                         5

Receivable for investments sold                                             30

Interest and dividends receivable                                          240

Investment for trustees' deferred compensation plan                          4

Variation margin receivable                                                 26

Other                                                                        5
                                                                ----------------
Total assets                                                           352,667
                                                                ----------------

LIABILITIES:

Payable for investments purchased                                          101

Accrued advisory fee payable                                                69

Payable for trustees' deferred compensation plan                             4

Other accrued expenses (including $23,769 due to affiliates)                76
                                                                ----------------
     Total liabilities                                                     250
                                                                ----------------
NET ASSETS                                                           $ 352,417
                                                                ================

Shares outstanding                                                      21,589
                                                                ================

NET ASSET VALUE PER SHARE                                              $ 16.32
                                                                ================

COMPONENTS OF NET ASSETS:

Paid in capital                                                      $ 253,261

Overdistributed net investment income                                       (4)

Accumulated net realized gain on investments and futures                   628

Unrealized appreciation of investments and futures                      98,532
                                                                ----------------

NET ASSETS                                                           $ 352,417
                                                                ================

The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              29

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

STATEMENT OF OPERATIONS
                                                              FOR THE YEAR ENDED
                                                              DECEMBER 31, 1999
                                                                (IN THOUSANDS)
--------------------------------------------------------------------------------
INVESTMENT INCOME:

Dividends (net of foreign taxes withheld of $39,277)                   $  3,898
Interest                                                                    716
                                                                  --------------
                                                                          4,614

EXPENSES:
     Investment advisory fees                                               788
     Custodian fees and expenses                                            164
     Administrative services                                                128
     Auditing and legal fees                                                 38
     Trustees' fees                                                           4
     Other                                                                    2
                                                                  --------------

          Total expenses                                                  1,124
          Less expenses waived by adviser                                   (16)
                                                                  --------------
     Net expenses                                                         1,108
                                                                  --------------

NET INVESTMENT INCOME                                                     3,506

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain from securities transactions                       1,884
     Net realized gain from futures contracts                             2,165
     Net unrealized depreciation from futures contracts                    (405)
     Unrealized appreciation of investments                              53,237
                                                                  --------------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS                                             56,881
                                                                  --------------
NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                   $ 60,387
                                                                  ==============


The Notes to Financial Statements are an integral part of these statements.


__
30

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE YEAR ENDED
                                                                                     DECEMBER 31
                                                                                    (IN THOUSANDS)
                                                                                    --------------
                                                                                1999               1998
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                         $  3,506           $   2,194
Net realized gain from securities transactions                                   1,884                 542
Net realized gain from futures contracts                                         2,165               1,718
Unrealized appreciation from futures contracts                                    (405)                738
Unrealized appreciation of investments                                          53,237              39,830
                                                                        ---------------    ----------------
Net increase in net assets from operations                                      60,387              45,022
                                                                        ---------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                                      (4,723)             (2,809)
From net realized capital gains                                                 (3,114)               (893)
                                                                        ---------------    ----------------
Total distributions to shareholders                                             (7,837)             (3,702)
                                                                        ---------------    ----------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                  765             140,398
Value of shares issued in reinvestment of
     dividends and distributions                                                 7,837               3,702
                                                                        ---------------    ----------------
                                                                                 8,602             144,100
Cost of shares redeemed                                                              -                   -
                                                                        ---------------    ----------------
Net increase from Fund share transactions                                        8,602             144,100
                                                                        ---------------    ----------------
NET INCREASE IN NET ASSETS                                                      61,152             185,420
NET ASSETS:
  Beginning of period 291,265 105,845
                                                                        ---------------    ----------------
  End of period (including overdistributed net investment
     income of $3,975 and $1,554, respectively)                              $ 352,417           $ 291,265
                                                                        ===============    ================

TRANSACTIONS IN CAPITAL STOCK:
Shares sold                                                                         51              11,107
Shares issued in reinvestment of dividends and distributions                       491                 270
                                                                        ---------------    ----------------
                                                                                   542              11,377
Shares redeemed                                                                      -                   -
                                                                        ---------------    ----------------
Net increase in shares outstanding                                                 542              11,377
                                                                        ===============    ================


The Notes to Financial Statements are an integral part of these statements.

                                                                              __
                                                                              31

CHARTER FUNDS(SM) LARGE
COMPANY STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES. Charter Large Company Stock Index Fund is separate series of CIGNA Funds Group, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the S&P 500 Index Fund is to achieve long-term growth of capital by investing principally in common stocks of companies in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), an index emphasizing large-capitalization stocks. The Trust offers three classes of shares: Institutional Class, Premier Class and Retail Class. As of December 31, 1999, only the Institutional Class was active. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including any applicable sub accounting or 12b-1 distribution fee). Shares of each class would receive their pro rata share of net assets of the Fund if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares. Institutional Class Shares have a separate transfer agent charge and no distribution fee or sub accounting fee. The Premier Class Shares, which will be made available after 1999 year end, have a sub accounting fee. The Retail Class Shares, which will be made available after 1999 year end, have a 12b-1 fee and a sub accounting fee.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATION - Equity securities, including warrants, that are listed on a national securities exchange or part of the NASDAQ National Market System are valued at the last


__
32
sale price or, if there has been no sale that day, at the last bid price. Short-term investments with remaining maturities of up to and including 60 days are valued at amortized cost, which approximates market. Short-term investments that mature in more than 60 days are valued at current market quotations. Other securities and assets of the Fund are appraised at fair value as determined in good faith by, or under the authority of, the Board of Trustees.

FUTURES CONTRACTS - The Fund may purchase Standard & Poor's 500 futures contracts with the objective of earning returns on its short-term investments equivalent to returns on the S&P 500. As a result, the purchase of futures contracts simulates a fully invested position in the underlying index while maintaining liquidity. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the initial margin requirements. During the period a futures contract is open, changes in the value of a contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Daily variation margin payments are received or made, depending on whether there were unrealized gains or losses. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts include the risk that a change in the value of the contract may not correlate with the value of the underlying securities.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-date, and interest income is recorded on the accrual basis. Securities gains and losses are determined on the basis of identified cost.

C. FEDERAL TAXES - For federal income tax purposes, each fund in the Trust is taxed as a separate entity. It is Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains to its shareholders.

                                                                              __
                                                                              33

Therefore, no federal income or excise taxes on realized income or net capital gains have been accrued.

D. DIVIDENDS - Dividends from net investment income and net capital gains, to the extent such gains would otherwise be taxable to the Fund, are declared and distributed annually.

Dividends and distributions are recorded by the Fund on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. To the extent that such differences are permanent, a re-classification to paid in capital may be required.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Investment advisory fees are paid or accrued to TimesSquare Capital Management, Inc. ("TimesSquare"), certain officers and directors of which are affiliated with the Fund. Such advisory fees are based on an annual rate of 0.25% applied to the average daily net assets of the Fund. TimesSquare has voluntarily agreed to reimburse the Fund for any amount by which its expenses (including the advisory fee but excluding interest, taxes, amortized organization expenses, transaction costs incurred in acquiring and disposing of portfolio securities, and extraordinary expenses) exceed 0.25% annually (0.35% annually prior to January 1, 2000) of average daily net assets for the Institutional Class, 0.35% annually of average daily net assets for the Premier Class, and 0.60% annually for the Retail Class, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

The Fund reimburses TimesSquare for a portion of the compensation and related expenses of the Trust's Treasurer and Secretary and certain persons who assist in carrying out the responsibilities of those offices. For the year ended December 31, 1999, the Fund paid or accrued $128,070.


__
34

With respect to Retail Class shares, the Fund has adopted a 12b-1 plan which requires the payment of 0.25% annually to CIGNA Financial Services, Inc. ("CFS"), the Fund's distributor. The fees received from the 12b-1 plan are used for services provided to the Retail Class and expenses primarily intended to result in the sale of such shares. Premier and Retail Class shares are also subject to a sub accounting fee payable to CFS equal to 0.20% annually. The sub accounting and 12b-1 fees will be waived, as necessary to limit Premier and Retail Class expenses, as a percentage of average net assets, to the amounts described above, until April 30, 2001 and thereafter to the extent described in the Fund's then current prospectus.

TimesSquare and CFS are indirect, wholly-owned subsidiaries of CIGNA
Corporation.

3. TRUSTEES' FEES. Trustees' fees represent remuneration paid or accrued to trustees who are not employees of CIGNA Corporation or any of its affiliates. Trustees may elect to defer all or a portion of their fees which are invested in mutual fund shares in accordance with a deferred compensation plan.

4. PURCHASES AND SALES OF SECURITIES. Purchases and sales of securities, excluding short-term obligations, for the year ended December 31, 1999 were $17,366,643 and $8,102,864, respectively.

At December 31, 1999, the cost of securities for federal income tax purposes was $254,172,936. The Fund had net unrealized appreciation of investment of $98,183,997, consisting of gross unrealized appreciation of $117,473,027 and gross unrealized depreciation of $19,289,030 for federal income tax purposes.

5. CAPITAL STOCK. The Fund is a separate series of the Trust which offers an unlimited number of shares of beneficial interest, without par value. At December 31, 1999, affiliates of Ace Limited, an independent insurance company, were the only shareholders of the Fund.


                                                                              __
                                                                              35

CHARTER FUNDS(SM) LARGE COMPANY
STOCK INDEX FUND

NOTES TO FINANCIAL STATEMENTS CONTINUED

6. FINANCIAL HIGHLIGHTS. The following per share data is computed on the basis of a share outstanding throughout the period:


                                                             INSTITUTIONAL CLASS
                                                          YEARS ENDED DECEMBER 31,

                                                       1999          1998        1997*
-----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $    13.84    $    10.95     $ 10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                    0.17          0.13        0.07
Net realized and unrealized gain on securities           2.68          2.97        0.95
                                                        -----         -----       -----
TOTAL FROM INVESTMENT OPERATIONS                         2.85          3.10        1.02
                                                        -----         -----       -----
LESS DISTRIBUTIONS:
Dividends from net investment income                   (0.22)        (0.16)      (0.07)
Distributions from capital gains                       (0.15)        (0.05)        -
                                                       ------        ------        -
TOTAL DISTRIBUTIONS                                    (0.37)        (0.21)      (0.07)
                                                       ------        ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 16.32       $ 13.84     $ 10.95
                                                     ========      ========    ========
TOTAL RETURN /(a)/                                     20.66%        28.28%      10.23% **
RATIOS TO AVERAGE NET ASSETS
Net expenses                                            0.35%         0.35%       0.35% +
Net investment income                                   1.11%         1.27%       1.57% +
Fees and expenses waived or
  borne by the Advisor                                  0.01%         0.08%       0.35% +
Portfolio turnover                                         3%            3%          4%
Net assets, end of period
  (000 omitted)                                    $ 352,417     $ 291,265   $ 105,845

 /a/ Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
 /*/  For the period July 1, 1997 to December 31, 1997.
/**/  Not annualized.
 /+/  Annualized.


__
36

REPORT OF INDEPENDENT
ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF CHARTER FUNDS(SM) LARGE COMPANY STOCK INDEX FUND

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Charter Large Company Stock Index Fund (formerly CIGNA S&P 500 Index Fund) (the "Fund") at December 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2000



                                                                              __

________________________________________________________________________________
                                        |
                                        |
                                        |
                                        |             CIGNA FUNDS GROUP
________________________________________|_______________________________________
                                        |
                                        |              CHARTER FUNDS(SM)
                                        |
                                        |                          LARGE
                                        |
                                        |                        COMPANY
                                        |
                                        |                          STOCK
                                        |
                                        |                          INDEX
                                        |
                                        |                           FUND
                                        |
                                        |[A BUILDING GRAPHIC APPEARS IN THE
                                        |BACKGROUND OF THIS PAGE]
                                        |
                                        |
                                        |[CIGNA TREE LOGO GRAPHIC APPEARS HERE]
                                        | CIGNA Financial         Annual Report
                                        | Services, Inc.      December 31, 1999
                                        |---------------------------------------
                                        |
[CIGNA TREE LOGO GRAPHIC APPEARS HERE]  |
CIGNA Financial Services, Inc.          |
P.O. Box 150476 . Hartford, CT          |
  06115-0476                            |
www.cigna.com . Member NASD/SIPC        |
                                576970  |
                                        |
________________________________________________________________________________